Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,” and, on an average basis, the compensation of our other named executive officers, or “Non-PEO NEOs,” for each of the fiscal years ended June 30, 2024, 2023, and 2022, as such compensation relates to our financial performance for each such fiscal year.

Mark A. Smith was our PEO for the full year for each of the Covered Years. Our non-PEO NEOs for fiscal year 2024 and 2023 were Scott Honan and Neal Shah. Our Non-PEO NEOs for fiscal year 2022 were Scott Honan, Neal Shah, and Jim Sims.

Year(a)	Summary Compensation Table (“SCT”) Total for PEO ($)(b)(1)	Compensation Actually Paid to PEO ($)(c)(1)(2)	Average SCT Total for Non-PEO NEOs ($)(d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(f)(3)	Net Loss Attributable to the Company (in thousands) ($)(g)
2024	966,250	966,250	692,500	692,500	$12.72	$(11,435)
2023	620,300	620,300	419,850	419,850	$36.84	$(40,080)
2022	553,471	553,471	351,704	351,704	$53.30	$(10,887)

(1)	For each Covered Year, in determining both the CAP for our PEO and the average CAP for our Non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

Item and Value Added (Deducted) (1)	2024
For Mr. Smith:
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	($641,250)
+ Covered Year-end fair value of outstanding unvested equity awards granted in Covered Year	—
+/- change in fair value (from prior fiscal year-end to Covered Year-end) of outstanding unvested equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	641,250
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of equity awards granted in prior years and forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

For Non-PEO NEOs (Average):
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	($427,500)
+ Covered Year-end fair value of outstanding unvested equity awards granted in Covered Year	—
+/- change in fair value (from prior fiscal year-end to Covered Year-end) of outstanding unvested equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	427,500
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of equity awards granted in prior years and forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

(2)	For each Covered Year, our TSR was calculated based on the yearly percentage change in our cumulative TSR on our Common Shares, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the Nasdaq on June 30, 2021 through and including the last day of the fiscal year covered (each one-, two-, or three-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing share price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of fiscal years 2024, 2023 and 2022, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Named Executive Officers, Footnote

Mark A. Smith was our PEO for the full year for each of the Covered Years. Our non-PEO NEOs for fiscal year 2024 and 2023 were Scott Honan and Neal Shah. Our Non-PEO NEOs for fiscal year 2022 were Scott Honan, Neal Shah, and Jim Sims.

PEO Total Compensation Amount	$ 966,250	$ 620,300	$ 553,471
PEO Actually Paid Compensation Amount	$ 966,250	620,300	553,471
Adjustment To PEO Compensation, Footnote [Text Block]

Item and Value Added (Deducted) (1)	2024
For Mr. Smith:
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	($641,250)
+ Covered Year-end fair value of outstanding unvested equity awards granted in Covered Year	—
+/- change in fair value (from prior fiscal year-end to Covered Year-end) of outstanding unvested equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	641,250
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of equity awards granted in prior years and forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

Non-PEO NEO Average Total Compensation Amount	$ 692,500	419,850	351,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 692,500	419,850	351,704
Adjustment to Non-PEO NEO Compensation Footnote

For Non-PEO NEOs (Average):
- SCT “Stock Awards” column value	—
- SCT “Option Awards” column value	($427,500)
+ Covered Year-end fair value of outstanding unvested equity awards granted in Covered Year	—
+/- change in fair value (from prior fiscal year-end to Covered Year-end) of outstanding unvested equity awards granted in prior years	—
+ vesting date fair value of equity awards granted and vested in Covered Year	427,500
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	—
- prior year-end fair value of equity awards granted in prior years and forfeited in Covered Year	—
+ includable dividends/earnings on equity awards during Covered Year	—

Compensation Actually Paid vs. Total Shareholder Return

The following chart provides, across the Covered Years, descriptions of the relationships between the CAP for the PEO and the average CAP for our Non-PEO NEOs (in each case as set forth in the PVP Table above) and our TSR.

Total Shareholder Return Amount	$ 12.72	36.84	53.30
Net Income (Loss) Attributable to Parent	$ (11,435)	$ (40,080)	$ (10,887)
PEO [Member] | Mark A Smith [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mark A. Smith	Mark A. Smith	Mark A. Smith
PEO [Member] | Mark A Smith [Member] | S C T Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mark A Smith [Member] | S C T Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(641,250)
PEO [Member] | Mark A Smith [Member] | Year End Fair Value Of Outstanding Unvested Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mark A Smith [Member] | Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mark A Smith [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	641,250
PEO [Member] | Mark A Smith [Member] | Change In Fair Value Of Prior Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mark A Smith [Member] | Prior Year End Fair Value Of Equity Awards Granted In Prior Years And Forfeited In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mark A Smith [Member] | Includable Dividends Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | S C T Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | S C T Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,500)
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding Unvested Equity Awards Granted In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	427,500
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Equity Awards Vested In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior Year End Fair Value Of Equity Awards Granted In Prior Years And Forfeited In Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Includable Dividends Earnings On Equity Awards During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Scott Honan [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Scott Honan	Scott Honan	Scott Honan
Non-PEO NEO [Member] | Neal Shah [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Neal Shah	Neal Shah	Neal Shah
Non-PEO NEO [Member] | Jim Sims [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Jim Sims